Basis of Preparation	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of Preparation
2.	BASIS OF PREPARATION
2.1	The consolidated financial statements are prepared in accordance with International Financial Reporting Standard (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The financial statements have been prepared on a historical basis except where otherwise disclosed in the accounting policies. The consolidated financial statements are presented in U.S. dollars and all values are rounded to the nearest thousand (US$’000), except when otherwise indicated.

2.2	Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of December 31, 2018 and 2017, and the results of operations of the Company and all subsidiaries for the years ended December 31, 2018, 2017 and 2016.

Subsidiaries are fully consolidated from the date of acquisition (the date on which the Company obtains control), and continue to be consolidated until the date that such control ceases. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-group balances, transactions, unrealized gains and losses and dividends resulting from intra-group transactions are eliminated in full.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated income statements, statements of comprehensive income, statements of changes in equity and balance sheets, respectively. Total comprehensive income (loss) within a subsidiary is attributed to the non-controlling interest even if it results in a deficit balance.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it:

►	Derecognizes the assets (including goodwill) and liabilities of the subsidiary
►	Derecognizes the carrying amount of any non-controlling interest
►	Derecognizes the cumulative transaction differences recorded in equity
►	Recognizes the fair value of the consideration received
►	Recognizes the fair value of any investment retained
►	Recognizes any surplus or deficit in profit or loss
►

Reclassifies the parent’s share of components previously recognized in other comprehensive income to profit or loss or retained earnings, as appropriate, as would be required if the Company had directly disposed of the related assets or liability.

2.	BASIS OF PREPARATION (continued)
2.2	Basis of consolidation (continued)

The subsidiaries of the Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2018	2017
The British Virgin Islands
APWC General Holdings Limited	100%	100%
PRC (APWC) Holding Ltd.	100%	100%
Samray Inc.	100%	100%
Siam (APWC) Holdings Ltd.	100%	100%
Moon View Ltd.	100%	100%
Trigent Investment Holdings Limited	100%	100%
Crown Century Holdings Ltd.	100%	100%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100%	100%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”) (iv)	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”) (iii)	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”) (iv)	97.93%	97.93%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”) (iv)	97.93%	97.93%
Australia
Australia Pacific Electric Cable Pty Limited (“APEC”) (iv)	98.06%	98.06%

2.	BASIS OF PREPARATION (continued)
2.2	Basis of consolidation (continued)
	Percentage of equity interest
Place of incorporation and operations	2018	2017
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”) (ii)	30.56%	30.56%
Taiwan
Asia Pacific New Energy Corporation Limited ("APNEC") (v)	100.00%	—
YASHIN Energy Corporation Limited ("YASHIN") (v)	100.00%	—
YADING Energy Corporation Limited ("YADING") (v)	100.00%	—

(i)	Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.

(ii)

The directors have concluded that the Company controls SFO, even though it holds less than half of the voting rights of this subsidiary. This is because the Company is the largest shareholder with a 50.93% equity interest in Charoong Thai, which holds a 60% equity interest of SFO.

(iii)

In June 2017, SYE increased its paid-in capital by US$1 million by converting the loan from CCH(HK). The interest of CCH(HK) in SYE increased from 31.42% to 37.92%, as a result, the Company’s interest in SYE increased by 2.4% to 68.75%.

(iv)

In September 2013, CCH(HK) increased its paid-up share capital by US$2 million through the issuance of 7.8 million mandatory converting preference shares to Siam Pacific. The preference share was not entitled to voting right.

In December 2017, the preference share of 7.8 million shares held by Siam Pacific was converted into 7.8 million ordinary shares. As a result of the preference share conversion, the interest of the Company in CCH (HK), Ningbo Pacific and PEWS decreased by 2.07% to 97.93% and in APEC decreased by 1.34% to 98.06%.

The Company recorded the effect of change in shareholding of the subsidiaries, amounting to $232 thousands; under the caption of “Additional paid-in capital” in consolidated statement of change in equity.

(v)

On June 19, 2018, APWC’s Board of Directors approved to set up APNEC as the Company’s subsidiary with 100% held. APNEC registered its incorporation on October 26, 2018 with TWD 500 million registered capital and a paid-up capital of TWD 4 million.

In December 2018, APNEC acquired 100% of interest both in YASHIN and YADING from a subsidiary of PEWC at cash consideration of TWD 0.5 million, respectively.